Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Variable Interest Entities

The following table presents the financial data of the consolidated VIEs included in the consolidated balance sheets as of December 31, 2022 and 2021, respectively (amounts in thousands):

	December 31, 2022	December 31, 2021
Assets
Real estate
Land	$24,967	$5,127
Building and improvements	11,297	10,226
Intangible assets	6,725	6,731
Real estate under construction	133,773	76,332
Total Real estate	176,762	98,416
Accumulated depreciation and amortization	(672)	(35)
Real estate, net	176,090	98,381
Cash and cash equivalents	124,159	188,608
Other assets	11,773	503
Total assets	$312,022	$287,492

Liabilities
Debt, net	$—	$10,790
Due to affiliates	4,399	305
Lease liabilities	5,350	—
Accounts payable	1,679	1,118
Accrued expenses and other liabilities	6,064	822
Total liabilities	$17,492	$13,035

Schedule of Restricted Cash and Cash Equivalents

Restricted cash consists of amounts required to be reserved pursuant to contractual obligations and lender agreements for debt service. The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within our consolidated balance sheets to our consolidated statements of cash flows (amounts in thousands):

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$143,467	$192,131
Restricted cash (1)	1,500	215
Total cash and cash equivalents and restricted cash	$114,967	$192,346

(1)	Restricted cash is included within Other assets in our consolidated balance sheets.